UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05848
                                                    ----------

                           The Gabelli Value Fund Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                           THE GABELLI VALUE FUND INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007

TO OUR SHAREHOLDERS,

      During the second quarter of 2007, The Gabelli Value Fund Inc. (the "Fund") rose 7.0%, while the Standard & Poor's ("S&P") 500 Index was up 6.3% and the Dow Jones Industrial Average advanced 9.1%. For the six month period ended June 30, 2007, the Fund was up 10.0% versus gains of 7.0% and 8.8% for the S&P 500 Index and the Dow Jones Industrial Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                ------------------------------------------------

                                                                                                              Since
                                              Year to                                                       Inception
                                   Quarter     Date     1 Year     3 Year    5 Year     10 Year   15 Year   (9/29/89)
---------------------------------------------------------------------------------------------------------------------
  GABELLI VALUE FUND CLASS A......  7.02%      9.99%    23.68%     13.73%    13.72%     12.31%    14.76%     13.25%
                                    0.86(B)    3.67(B)  16.57(B)   11.51(B)  12.38(B)   11.64(B)  14.30(B)   12.87(B)
  S&P 500 Index...................  6.27       6.96     20.57      11.67     10.70       7.13     11.18      10.90
  Dow Jones Industrial Average....  9.10       8.79     22.98      11.26     10.21       7.88     12.20      12.11
  Nasdaq Composite Index..........  7.50       7.78     19.85       8.33     12.21       6.08     10.74      10.08
  Class B.........................  6.75       9.53     22.70      12.86     12.86      11.68     14.33      12.89
                                    1.75(c)    4.53(c)  17.70(c)   12.07(c)  12.61(c)   11.68     14.33      12.89
  Class C.........................  6.86       9.65     22.76      12.87     12.86      11.72     14.35      12.91
                                    5.86(d)    8.65(d)  21.76(d)   12.87     12.86      11.72     14.35      12.91

THE CURRENT EXPENSE RATIO FOR CLASS A, B, AND C SHARES IS 1.41%, 2.16%, AND 2.16%, RESPECTIVELY. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS A SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS B SHARES AND CLASS C SHARES ON MARCH 15, 2000. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) THE MAXIMUM SALES CHARGE ON CLASS A SHARES FROM INCEPTION THROUGH APRIL 30, 2007 WAS 5.50%. AFTER THAT DATE, THE MAXIMUM SALES CHARGE ON CLASS A SHARES BECAME 5.75%.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI VALUE FUND INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                   Beginning        Ending       Annualized     Expenses
                Account Value    Account Value     Expense     Paid During
                   01/01/07        06/30/07         Ratio        Period*
--------------------------------------------------------------------------------
THE GABELLI VALUE FUND INC.
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A            $1,000.00     $1,049.27           1.39%       $ 7.02
Class B            $1,000.00     $1,047.00           2.14%       $10.80
Class C            $1,000.00     $1,047.59           2.14%       $10.80

HYPOTHETICAL 5% RETURN
Class A            $1,000.00     $1,017.80           1.39%       $ 6.92
Class B            $1,000.00     $1,014.10           2.14%       $10.63
Class C            $1,000.00     $1,014.10           2.14%       $10.63

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:

THE GABELLI VALUE FUND INC.

Entertainment ................................   11.8%
Cable and Satellite ..........................   11.4%
Telecommunications ...........................    8.2%
Publishing ...................................    7.3%
Broadcasting .................................    6.8%
Food and Beverage ............................    5.7%
Financial Services ...........................    5.6%
Diversified Industrial .......................    4.7%
Electronics ..................................    4.1%
Consumer Products ............................    3.8%
Metals and Mining ............................    3.7%
Equipment and Supplies .......................    3.5%
Hotels and Gaming ............................    2.9%
Environmental Services .......................    2.8%
Energy and Utilities .........................    2.3%
Aviation: Parts and Services .................    2.1%
Communications Equipment .....................    1.8%
Consumer Services ............................    1.7%
Automotive: Parts and Accessories ............    1.5%
Aerospace ....................................    1.3%
Specialty Chemicals ..........................    1.1%
Retail .......................................    1.1%
Machinery ....................................    1.0%
Repurchase Agreements ........................    0.8%
Real Estate ..................................    0.5%
Agriculture ..................................    0.5%
Manufactured Housing .........................    0.5%
Business Services ............................    0.4%
Wireless Communications ......................    0.4%
Health Care ..................................    0.4%
Computer Software and Services ...............    0.3%
Transportation ...............................    0.1%
Automotive ...................................    0.1%
Other Assets and Liabilities (Net) ...........   (0.2)%
                                                ------
                                                100.0%
                                                ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                     MARKET
     SHARES                                             COST         VALUE
     ------                                             ----         ------
              COMMON STOCKS -- 99.3%
              AEROSPACE -- 1.3%
       1,000  Lockheed Martin Corp. ................$     25,800  $     94,130
      10,000  Rockwell Automation Inc. .............     618,209       694,400
   1,000,000  Rolls-Royce Group plc+ ...............   7,007,796    10,813,688
  59,200,000  Rolls-Royce Group plc, Cl. B .........     115,993       121,258
                                                    ------------  ------------
                                                       7,767,798    11,723,476
                                                    ------------  ------------
              AGRICULTURE -- 0.5%
     100,000  Archer-Daniels-Midland Co. ...........   1,384,467     3,309,000
      35,000  The Mosaic Co.+ ......................     456,574     1,365,700
                                                    ------------  ------------
                                                       1,841,041     4,674,700
                                                    ------------  ------------
              AUTOMOTIVE -- 0.1%
      10,000  Navistar International Corp.+.........     283,786       660,000
                                                    ------------  ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.5%
      38,000  China Yuchai International Ltd. ......     300,576       433,960
     350,000  Dana Corp.+ ..........................   3,257,744       707,000
     250,000  Genuine Parts Co. ....................   6,781,559    12,400,000
      25,000  Proliance International Inc.+ ........     116,679        77,500
                                                    ------------  ------------
                                                      10,456,558    13,618,460
                                                    ------------  ------------
              AVIATION: PARTS AND SERVICES -- 2.1%
      43,000  Curtiss-Wright Corp. .................     764,822     2,004,230
     340,000  GenCorp Inc.+ ........................   3,135,471     4,443,800
      76,000  Sequa Corp., Cl. A+ ..................   3,344,763     8,512,000
      33,000  Sequa Corp., Cl. B+ ..................   1,673,268     3,735,105
     400,000  The Fairchild Corp., Cl. A+ ..........   2,484,916       888,000
                                                    ------------  ------------
                                                      11,403,240    19,583,135
                                                    ------------  ------------
              BROADCASTING -- 6.8%
   1,150,000  CBS Corp., Cl. A .....................  21,088,588    38,329,500
     147,000  Gray Television Inc. .................   1,606,197     1,362,690
     187,500  Liberty Media Corp. -
                Capital, Cl. A+ ....................  11,537,181    22,065,000
      30,000  Young Broadcasting Inc.,
                Cl. A+ .............................     270,342       110,700
                                                    ------------  ------------
                                                      34,502,308    61,867,890
                                                    ------------  ------------
              BUSINESS SERVICES -- 0.4%
      10,000  ChoicePoint Inc.+ ....................     375,967       424,500
     120,000  Intermec Inc.+ .......................   2,713,571     3,037,200
      35,700  Nashua Corp.+ ........................     295,578       385,203
                                                    ------------  ------------
                                                       3,385,116     3,846,903
                                                    ------------  ------------
              CABLE AND SATELLITE -- 11.4%
     130,000  Adelphia Communications
                Corp., Cl. A+ ......................      91,925         2,600
     130,000  Adelphia Communications
                Corp., Cl. A Escrow+ ...............           0             0
     130,000  Adelphia Recovery Trust+ .............           0             0
   1,785,000  Cablevision Systems Corp.,
                Cl. A+ .............................   6,329,036    64,599,150

                                                                     MARKET
     SHARES                                             COST         VALUE
     ------                                             ----         ------
     115,000  EchoStar Communications
                Corp., Cl. A+ ......................$  3,551,365  $  4,987,550
     250,000  Liberty Global Inc., Cl. A+ ..........   4,300,954    10,260,000
     455,000  Rogers Communications Inc.,
                Cl. B ..............................   1,607,866    19,332,950
     195,000  The DIRECTV Group Inc.+ ..............   2,763,101     4,506,450
                                                    ------------  ------------
                                                      18,644,247   103,688,700
                                                    ------------  ------------
              COMMUNICATIONS EQUIPMENT -- 1.8%
      75,000  Alcatel-Lucent, ADR ..................   1,494,503     1,050,000
     410,000  Corning Inc.+ ........................   3,768,467    10,475,500
      30,000  Motorola Inc. ........................     210,940       531,000
     165,000  Nortel Networks Corp.+ ...............   5,553,768     3,968,250
                                                    ------------  ------------
                                                      11,027,678    16,024,750
                                                    ------------  ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.3%
     100,000  Yahoo! Inc.+ .........................   3,175,611     2,713,000
                                                    ------------  ------------
              CONSUMER PRODUCTS -- 3.8%
      85,000  Energizer Holdings Inc.+ .............   1,992,017     8,466,000
         500  Givaudan SA ..........................     135,440       495,293
     125,000  Hartmarx Corp.+ ......................     564,094       996,250
       3,000  National Presto Industries Inc. ......      89,483       187,020
     165,000  Pactiv Corp.+ ........................   1,590,048     5,261,850
   1,000,000  Swedish Match AB .....................  13,071,817    19,373,611
       3,000  Wolverine World Wide Inc. ............      29,203        83,130
                                                    ------------  ------------
                                                      17,472,102    34,863,154
                                                    ------------  ------------
              CONSUMER SERVICES -- 1.7%
      59,000  IAC/InterActiveCorp+ .................   1,471,263     2,041,990
     420,000  Liberty Media Corp. -
                Interactive, Cl. A+ ................   8,191,842     9,378,600
     180,000  Rollins Inc. .........................   1,308,325     4,098,600
                                                    ------------  ------------
                                                      10,971,430    15,519,190
                                                    ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 4.7%
      47,000  Ampco-Pittsburgh Corp. ...............     235,016     1,884,230
      24,000  Cooper Industries Ltd., Cl. A ........     803,600     1,370,160
     200,000  Crane Co. ............................   5,254,374     9,090,000
      29,000  Griffon Corp.+ .......................     644,825       631,620
     335,000  Honeywell International Inc. .........  10,002,593    18,853,800
     150,000  ITT Corp. ............................   5,499,219    10,242,000
     218,000  Katy Industries Inc.+ ................   1,786,267       283,400
       1,000  Pentair Inc. .........................      31,908        38,570
       3,000  The Lamson & Sessions Co.+ ...........      34,956        79,710
                                                    ------------  ------------
                                                      24,292,758    42,473,490
                                                    ------------  ------------
              ELECTRONICS -- 4.1%
     170,000  LSI Corp.+ ...........................     976,866     1,276,700
     218,000  Texas Instruments Inc. ...............   5,498,427     8,203,340
       5,000  Thermo Fisher Scientific Inc.+ .......     115,249       258,600
     300,000  Thomas & Betts Corp.+ ................   5,345,034    17,400,000
     300,000  Tyco International Ltd. ..............   9,085,349    10,137,000
                                                    ------------  ------------
                                                      21,020,925    37,275,640
                                                    ------------  ------------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                     MARKET
     SHARES                                             COST         VALUE
     ------                                             ----         ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES -- 2.2%
       6,000  Allegheny Energy Inc.+ ...............$     74,092  $    310,440
      14,000  Chevron Corp. ........................     848,670     1,179,360
     184,000  ConocoPhillips .......................   5,093,241    14,444,000
       5,420  Mirant Corp.+ ........................      25,619       231,163
     200,000  Mirant Corp. Escrow+ (a) .............           0             0
     100,000  Northeast Utilities ..................   1,922,987     2,836,000
      30,000  Southwest Gas Corp. ..................     664,382     1,014,300
                                                    ------------  ------------
                                                       8,628,991    20,015,263
                                                    ------------  ------------
              ENTERTAINMENT -- 11.8%
       8,570  Chestnut Hill Ventures+ (a) ..........     233,241       390,038
     370,000  Discovery Holding Co., Cl. A+ ........   4,456,502     8,506,300
      60,000  Dover Motorsports Inc.................     309,314       363,600
   1,280,000  Gemstar-TV Guide
                International Inc.+ ................   6,176,619     6,297,600
     315,000  Grupo Televisa SA, ADR ...............   2,901,682     8,697,150
   1,230,000  Time Warner Inc. .....................  17,440,521    25,879,200
      34,000  Triple Crown Media Inc.+ .............     365,718       316,880
     975,000  Viacom Inc., Cl. A+ ..................  27,031,517    40,560,000
     390,000  Vivendi ..............................   5,189,157    16,843,608
                                                    ------------  ------------
                                                      64,104,271   107,854,376
                                                    ------------  ------------
              ENVIRONMENTAL SERVICES -- 2.8%
     360,000  Republic Services Inc.................   4,425,922    11,030,400
     380,000  Waste Management Inc. ................   8,959,895    14,839,000
                                                    ------------  ------------
                                                      13,385,817    25,869,400
                                                    ------------  ------------
              EQUIPMENT AND SUPPLIES -- 3.5%
     210,000  CIRCOR International Inc..............   2,325,092     8,490,300
     185,000  Flowserve Corp. ......................   2,864,920    13,246,000
      85,000  Gerber Scientific Inc.+...............     578,987       987,700
      95,000  GrafTech International Ltd.+..........   1,159,625     1,599,800
     200,000  Watts Water Technologies Inc.,
                Cl. A ..............................   2,930,394     7,494,000
                                                    ------------  ------------
                                                       9,859,018    31,817,800
                                                    ------------  ------------
              FINANCIAL SERVICES -- 5.6%
     530,000  American Express Co. .................  17,244,922    32,425,400
     100,000  Ameriprise Financial Inc..............   2,346,124     6,357,000
     120,000  Citigroup Inc. .......................   5,928,509     6,154,800
      27,000  Deutsche Bank AG .....................   1,569,799     3,907,980
      16,000  Interactive Brokers Group Inc.,
                Cl. A+ .............................     472,145       434,080
     110,000  The Phoenix Companies Inc.............   1,214,394     1,651,100
                                                    ------------  ------------
                                                      28,775,893    50,930,360
                                                    ------------  ------------
              FOOD AND BEVERAGE -- 5.7%
       5,000  Constellation Brands Inc.,
                Cl. A+ .............................     104,585       121,400
      15,000  Corn Products
                International Inc. .................     184,912       681,750
      30,000  Davide Campari-Milano SpA ............     310,435       314,881

                                                                     MARKET
     SHARES                                             COST         VALUE
     ------                                             ----         ------
      40,000  Del Monte Foods Co. ..................$    303,364  $    486,400
     208,000  Diageo plc, ADR ......................   7,993,283    17,328,480
      98,000  Flowers Foods Inc. ...................     785,928     3,269,280
     231,000  Fomento Economico Mexicano
                SAB de CV, ADR .....................   2,825,162     9,082,920
      65,000  General Mills Inc. ...................   3,302,432     3,797,300
      75,000  H.J. Heinz Co. .......................   2,415,535     3,560,250
      70,000  Kerry Group plc, Cl. A ...............     797,221     1,963,411
     380,000  PepsiAmericas Inc. ...................   5,323,773     9,332,800
      14,000  Remy Cointreau SA ....................     897,443     1,050,687
       3,000  The Hershey Co. ......................     145,382       151,860
      14,000  Wm. Wrigley Jr. Co. ..................     680,116       774,340
       3,750  Wm. Wrigley Jr. Co., Cl. B ...........     193,262       206,250
                                                    ------------  ------------
                                                      26,262,833    52,122,009
                                                    ------------  ------------
              HEALTH CARE -- 0.4%
      20,000  Advanced Medical Optics Inc.+ ........     782,903       697,600
       5,000  Chemed Corp. .........................     157,240       331,450
     100,000  Pfizer Inc. ..........................   2,487,765     2,557,000
                                                    ------------  ------------
                                                       3,427,908     3,586,050
                                                    ------------  ------------
              HOTELS AND GAMING -- 2.9%
      57,000  Dover Downs Gaming &
                Entertainment Inc. .................     361,532       855,570
     185,000  Gaylord Entertainment Co.+............   5,187,585     9,923,400
     180,000  Hilton Hotels Corp. ..................   1,475,235     6,024,600
     352,941  Ladbrokes plc ........................   3,502,005     3,068,868
      20,000  Las Vegas Sands Corp.+................     736,642     1,527,800
      65,000  MGM Mirage+ ..........................   1,478,603     5,361,200
                                                    ------------  ------------
                                                      12,741,602    26,761,438
                                                    ------------  ------------
              MACHINERY -- 1.0%
      86,800  CNH Global NV ........................   1,632,870     4,434,612
      38,000  Deere & Co. ..........................   1,565,024     4,588,120
                                                    ------------  ------------
                                                       3,197,894     9,022,732
                                                    ------------  ------------
              MANUFACTURED HOUSING -- 0.5%
     470,000  Champion Enterprises Inc.+............   4,616,447     4,620,100
                                                    ------------  ------------
              METALS AND MINING -- 3.7%
     478,000  Barrick Gold Corp. ...................   7,651,550    13,895,460
     123,133  Kinross Gold Corp.+ ..................   1,119,196     1,438,193
     471,000  Newmont Mining Corp. .................   9,100,344    18,397,260
                                                    ------------  ------------
                                                      17,871,090    33,730,913
                                                    ------------  ------------
              PUBLISHING -- 7.3%
     150,000  Belo Corp., Cl. A ....................   2,592,089     3,088,500
     855,000  Media General Inc., Cl. A ............  16,809,300    28,445,850
      70,000  Meredith Corp. .......................   1,404,532     4,312,000
     750,000  News Corp., Cl. A ....................  10,676,747    15,907,500
     320,000  PRIMEDIA Inc.+ .......................     927,102       912,000
     300,000  The E.W. Scripps Co., Cl. A ..........  10,208,574    13,707,000
      12,687  Tribune Co. ..........................     386,531       372,998
                                                    ------------  ------------
                                                      43,004,875    66,745,848
                                                    ------------  ------------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                     MARKET
     SHARES                                             COST         VALUE
     ------                                             ----         ------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE -- 0.5%
     134,000  Griffin Land & Nurseries Inc.+ ...... $  1,587,460  $  4,837,400
                                                    ------------  ------------
              RETAIL -- 1.1%
      50,000  Ingles Markets Inc., Cl. A ...........     572,181     1,722,500
     130,000  Safeway Inc. .........................   2,649,854     4,423,900
      30,000  SUPERVALU Inc. .......................     850,468     1,389,600
      55,000  The Home Depot Inc. ..................   1,877,099     2,164,250
                                                    ------------  ------------
                                                       5,949,602     9,700,250
                                                    ------------  ------------
              SPECIALTY CHEMICALS -- 1.1%
     220,000  Ferro Corp. ..........................   4,605,734     5,484,600
     200,000  Hercules Inc.+ .......................   1,840,472     3,930,000
       6,000  International Flavors &
                Fragrances Inc. ....................     293,026       312,840
       4,000  Monsanto Co. .........................     170,632       270,160
      10,000  Sensient Technologies Corp............     197,746       253,900
       8,065  Tronox Inc., Cl. B ...................      78,763       113,313
                                                    ------------  ------------
                                                       7,186,373    10,364,813
                                                    ------------  ------------
              TELECOMMUNICATIONS -- 8.2%
     645,000  Cincinnati Bell Inc.+ ................   2,473,255     3,728,100
      55,000  Embarq Corp. .........................   1,417,679     3,485,350
     240,000  Qwest Communications
                International Inc.+ ................     653,937     2,328,000
   1,480,000  Sprint Nextel Corp. ..................  19,872,449    30,650,800
     420,000  Telephone & Data
                Systems Inc. .......................   9,155,804    26,279,400
     145,000  Telephone & Data
                Systems Inc., Special ..............   3,235,781     8,344,750
                                                    ------------  ------------
                                                      36,808,905    74,816,400
                                                    ------------  ------------
              TRANSPORTATION -- 0.1%
      97,000  Grupo TMM SA, Cl. A, ADR+.............     758,120       328,830
      10,000  Laidlaw International Inc.............     345,800       345,500
                                                    ------------  ------------
                                                       1,103,920       674,330
                                                    ------------  ------------
              WIRELESS COMMUNICATIONS -- 0.4%
      40,000  United States Cellular Corp.+ ........   1,880,524     3,624,000
                                                    ------------  ------------
              TOTAL COMMON STOCKS .................. 466,638,021   905,625,970
                                                    ------------  ------------
              WARRANTS -- 0.1%
              ENERGY AND UTILITIES -- 0.1%
      17,405  Mirant Corp., Ser. A,
                expire 01/03/11+ .................        35,380       400,663
                                                    ------------  ------------

   PRINCIPAL                                                         MARKET
     AMOUNT                                             COST         VALUE
     ------                                             ----         ------
              REPURCHASE AGREEMENTS -- 0.8%
  $7,357,000  Daiwa Securities America Inc.,
                4.000%, dated 06/29/07, due
                07/02/07, proceeds at
                maturity, $7,359,452(b) ........... $  7,357,000  $  7,357,000
                                                    ------------  ------------
              TOTAL
                INVESTMENTS -- 100.2% ............. $474,030,401   913,383,633
                                                    ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.2)%          (1,452,822)
                                                                  ------------
              NET ASSETS -- 100.0% .............................  $911,930,811
                                                                  ============
----------------

(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of the fair valued securities amounted to $390,038 or 0.04% of total net assets.
(b) Collateralized by $7,542,000 U.S. Treasury Note, 4.375%, due 11/15/08, market value $7,504,290.
+   Non-income producing security.
ADR American Depository Receipt


                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $466,673,401)                   $906,026,633
  Repurchase agreements, at value
    (cost $7,357,000)...............................             7,357,000
  Cash..............................................                   634
  Receivable for Fund shares sold...................               606,670
  Dividends and interest receivable.................               694,120
  Prepaid expense...................................                14,346
                                                              ------------
  TOTAL ASSETS......................................           914,699,403
                                                              ------------
LIABILITIES:
  Payable for Fund shares redeemed..................             1,384,370
  Payable for investment advisory fees..............               732,701
  Payable for shareholder services fees.............               324,993
  Payable for distribution fees.....................               200,723
  Payable for Directors' fees.......................                 5,059
  Payable for accounting fees.......................                 3,627
  Other accrued expenses............................               117,119
                                                              ------------
  TOTAL LIABILITIES.................................             2,768,592
                                                              ------------
  NET ASSETS applicable to 47,196,065
    shares outstanding..............................          $911,930,811
                                                              ============
  NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value...          $452,102,472
  Accumulated net investment loss...................              (404,122)
  Accumulated net realized gain on
    investments and foreign currency transactions...            20,879,059
  Net unrealized appreciation on investments........           439,353,232
  Net unrealized appreciation on foreign
    currency translations...........................                   170
                                                              ------------
  NET ASSETS........................................          $911,930,811
                                                              ============
  SHARES OF CAPITAL STOCK:
  CLASS A:
  Net Asset Value and redemption price per
    share ($882,833,578 / 45,584,233 shares
    outstanding; 100,000,000 shares authorized).....                $19.37
                                                                    ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price)..........................                $20.55
                                                                    ======
  CLASS B:
  Net Asset Value and offering price per share
    ($12,818,690 / 710,373 shares outstanding;
    100,000,000 shares authorized)..................                $18.05(a)
                                                                    ======
  CLASS C:
  Net Asset Value and offering price per share
    ($16,278,543 / 901,459 shares outstanding;
    50,000,000 shares authorized)...................                $18.06(a)
                                                                    ======

--------------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $180,075)                 $ 5,635,132
  Interest..........................................               224,031
                                                               -----------
  TOTAL INVESTMENT INCOME...........................             5,859,163
                                                               -----------
EXPENSES:
  Investment advisory fees..........................             4,428,088
  Distribution fees - Class A.......................             1,071,726
  Distribution fees - Class B.......................                63,778
  Distribution fees - Class C.......................                77,407
  Shareholder services fees.........................               311,771
  Shareholder communications expenses...............               110,787
  Custodian fees....................................                42,495
  Legal and audit fees..............................                34,753
  Directors' fees...................................                33,559
  Accounting fees ..................................                22,375
  Interest expense..................................                16,860
  Registration expenses.............................                16,016
  Miscellaneous expenses............................                38,292
                                                               -----------
  TOTAL EXPENSES....................................             6,267,907
  Less: Custodian fee credits.......................                (4,161)
                                                               -----------
  NET EXPENSES......................................             6,263,746
                                                               -----------
  NET INVESTMENT LOSS...............................              (404,583)
                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .................            27,437,038
  Net realized loss on
    foreign currency transactions...................                (1,266)
                                                               -----------
  Net realized gain on investments and
    foreign currency transactions...................            27,435,772
                                                               -----------
  Net change in unrealized appreciation/
    depreciation on investments.....................            58,395,219
  Net change in unrealized appreciation/
    depreciation on foreign currency translations...                   (52)
                                                               -----------
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations...................            58,395,167
                                                               -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY................            85,830,939
                                                               -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS.................................           $85,426,356
                                                               ===========

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 2007       YEAR ENDED
                                                                                      (UNAUDITED)     DECEMBER 31, 2006
                                                                                   ----------------   -----------------
OPERATIONS:
  Net investment income (loss)................................................        $   (404,583)    $    1,165,445
  Net realized gain on investments and foreign currency transactions..........          27,435,772        180,292,600
  Net change in unrealized appreciation/depreciation on
    investments and foreign currency translations ............................          58,395,167          4,923,797
                                                                                      ------------     --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................          85,426,356        186,381,842
                                                                                      ------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class A ..................................................................                  --         (1,177,420)
    Class B ..................................................................                  --                 (6)
                                                                                      ------------     --------------
                                                                                                --         (1,177,426)
                                                                                      ------------     --------------
  Net realized gains on investments and foreign currency transactions
    Class A ..................................................................                  --       (175,292,657)
    Class B ..................................................................                  --         (2,830,343)
    Class C ..................................................................                  --         (3,171,930)
                                                                                      ------------     --------------
                                                                                                --       (181,294,930)
                                                                                      ------------     --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................                  --       (182,472,356)
                                                                                      ------------     --------------
CAPITAL SHARE TRANSACTIONS
    Class A ..................................................................         (60,765,588)      (206,787,976)
    Class B ..................................................................          (1,405,934)        (4,770,251)
    Class C ..................................................................             135,513          1,241,683
                                                                                      ------------     --------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                           (62,036,009)     (210,316,544)
                                                                                      ------------     --------------
  REDEMPTION FEES ............................................................               1,645              1,667
                                                                                      ------------     --------------
  NET INCREASE (DECREASE) IN NET ASSETS.......................................          23,391,992       (206,405,391)
NET ASSETS:
  Beginning of period.........................................................         888,538,819      1,094,944,210
                                                                                      ------------     --------------
  End of period (including undistributed net investment
    income of $0 and $461, respectively)......................................        $911,930,811     $  888,538,819
                                                                                      ============     ==============

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. The Gabelli Value Fund Inc. (the "Fund") was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, the Fund had an investment of $7,357,000 in a repurchase agreement.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2007, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2007.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

    DISTRIBUTIONS PAID FROM:
    Ordinary income (inclusive of short-term
      capital gains).....................................      $  1,874,083
    Net long-term capital gains..........................       180,598,273
                                                               ------------
    Total distributions paid.............................      $182,472,356
                                                               ============

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                                   GROSS            GROSS
                                                UNREALIZED       UNREALIZED      NET UNREALIZED
                                   COST        APPRECIATION     DEPRECIATION      APPRECIATION
                                   ----        ------------     ------------     --------------
     Investments.............  $480,761,241    $449,104,817     $(16,482,425)     $432,622,392

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director that is not considered to be an affiliated person an annual retainer of $10,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended and the chairman of each committee also receives $2,500 per year. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term securities, aggregated $21,990,851 and $72,207,856, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $77,577 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $52,687 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,375 to the Adviser in connection with the cost of computing the Fund's NAV.

7. CAPITAL STOCK TRANSACTIONS. The Fund currently offers three classes of shares
- Class A Shares, Class B Shares, and Class C Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. For the period from January 1, through April 30, 2007, the maximum front-end load on Class A Shares was 5.50%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $1,645 and $1,667, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

Transactions in shares of capital stock were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2007                     YEAR ENDED
                                                               (UNAUDITED)                   DECEMBER 31, 2006
                                                       --------------------------       ---------------------------
                                                        SHARES          AMOUNT           SHARES           AMOUNT
                                                       ----------    ------------       ----------    -------------
                                                                 CLASS A                          CLASS A
                                                       --------------------------       ---------------------------
Shares sold .......................................       850,501    $ 15,659,137        2,603,599    $  50,582,707
Shares issued upon reinvestment of distributions...            --              --        9,303,834      164,770,939
Shares redeemed ...................................    (4,160,542)    (76,424,725)     (21,715,392)    (422,141,622)
                                                       ----------    ------------       ----------    -------------
  Net decrease ....................................    (3,310,041)   $(60,765,588)      (9,807,959)   $(206,787,976)
                                                       ==========    ============       ==========    =============
                                                                CLASS B                           CLASS B
                                                       --------------------------       ---------------------------
Shares sold .......................................         2,717    $     46,445            7,500    $     131,453
Shares issued upon reinvestment of distributions...            --              --          148,543        2,459,882
Shares redeemed ...................................       (84,755)     (1,452,379)        (394,141)      (7,361,586)
                                                       ----------    ------------       ----------    -------------
  Net decrease ....................................       (82,038)   $ (1,405,934)        (238,098)   $  (4,770,251)
                                                       ==========    ============       ==========    =============
                                                                CLASS C                           CLASS C
                                                       --------------------------       ---------------------------
Shares sold .......................................        95,130    $  1,619,871          140,139    $   2,542,951
Shares issued upon reinvestment of distributions...            --              --          128,599        2,130,888
Shares redeemed ...................................       (86,500)     (1,484,358)        (185,965)      (3,432,156)
                                                       ----------    ------------       ----------    -------------
  Net increase.....................................         8,630    $    135,513           82,773    $   1,241,683
                                                       ==========    ============       ==========    =============

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI VALUE FUND INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:


                               INCOME FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                           -----------------------------------------     ---------------------------------------
                                               Net
               Net Asset       Net        Realized and       Total                       Net
   Period        Value,    Investment      Unrealized         from           Net       Realized
    Ended      Beginning     Income/     Gain/(Loss) on    Investment    Investment     Gain on        Total
 December 31   of Period    (Loss)(a)      Investments     Operations      Income     Investments  Distributions
 -----------   ---------    ---------      -----------     ----------      ------     -----------  -------------
CLASS A
   2007(c)      $17.61      $(0.01)         $ 1.77           $ 1.76           --            --            --
   2006          18.11        0.03            3.92             3.95       $(0.03)       $(4.42)       $(4.45)
   2005          19.49        0.02           (0.05)           (0.03)       (0.01)        (1.34)        (1.35)
   2004          17.97       (0.02)           2.31             2.29           --         (0.77)        (0.77)
   2003          13.81       (0.05)           4.45             4.40           --         (0.24)        (0.24)
   2002          16.43       (0.04)          (2.58)           (2.62)          --            --            --
CLASS B
   2007(c)      $16.46      $(0.07)         $ 1.66           $ 1.59           --            --            --
   2006          17.28       (0.10)           3.70             3.60           --        $(4.42)       $(4.42)
   2005          18.79       (0.12)          (0.05)           (0.17)          --         (1.34)        (1.34)
   2004          17.47       (0.15)           2.24             2.09           --         (0.77)        (0.77)
   2003          13.53       (0.17)           4.35             4.18           --         (0.24)        (0.24)
   2002          16.23       (0.14)          (2.56)           (2.70)          --            --            --
CLASS C
   2007(c)      $16.47      $(0.07)         $ 1.66           $ 1.59           --            --            --
   2006          17.29       (0.11)           3.71             3.60           --        $(4.42)       $(4.42)
   2005          18.80       (0.12)          (0.05)           (0.17)          --         (1.34)        (1.34)
   2004          17.49       (0.15)           2.23             2.08           --         (0.77)        (0.77)
   2003          13.54       (0.17)           4.36             4.19           --         (0.24)        (0.24)
   2002          16.24       (0.14)          (2.56)           (2.70)          --            --            --


                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------

                             Net Asset              Net Assets      Net
   Period                      Value,                 End of    Investment                 Portfolio
    Ended        Redemption    End of     Total       Period      Income/     Operating     Turnover
 December 31       Fees(a)     Period    Return+    (in 000's)    (Loss)     Expenses (b)     Rate
 -----------       -------     ------    -------    ----------    ------     ------------     ----
CLASS A
   2007(c)        $0.00(d)     $19.37     10.0%     $  882,834    (0.07)%(e)    1.39%(e)        2%
   2006            0.00(d)      17.61     21.7         860,789     0.14         1.41(f)        17
   2005            0.00(d)      18.11     (0.2)      1,063,137     0.08         1.40            3
   2004            0.00(d)      19.49     12.8       1,261,293    (0.11)        1.39           12
   2003              --         17.97     31.9       1,255,668    (0.35)        1.44(g)         8
   2002              --         13.81    (16.0)      1,024,452    (0.28)        1.40           16
CLASS B
   2007(c)        $0.00(d)     $18.05      9.5%     $   12,819    (0.82)%(e)    2.14%(e)        2%
   2006            0.00(d)      16.46     20.8          13,046    (0.53)        2.16(f)        17
   2005            0.00(d)      17.28     (0.9)         17,804    (0.67)        2.15            3
   2004            0.00(d)      18.79     12.0          20,366    (0.86)        2.14           12
   2003              --         17.47     30.9          18,059    (1.10)        2.19(g)         8
   2002              --         13.53    (16.6)         10,493    (1.01)        2.16           16
CLASS C
   2007(c)        $0.00(d)     $18.06      9.7%     $   16,278    (0.81)%(e)    2.14%(e)        2%
   2006            0.00(d)      16.47     20.7          14,704    (0.58)        2.16(f)        17
   2005            0.00(d)      17.29     (0.9)         14,003    (0.67)        2.15            3
   2004            0.00(d)      18.80     11.9          16,400    (0.85)        2.14           12
   2003              --         17.49     30.9          14,973    (1.10)        2.19(g)         8
   2002              --         13.54    (16.6)          8,078    (1.01)        2.16           16

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2007 and the fiscal years ended December 31, 2002, 2003, and 2006, the effect of the custodian fee credits were minimal. For the fiscal years ended December 31, 2004 and 2005, there were no custodian fee credits.
(c) For the six months ended June 30, 2007, unaudited.
(d) Amount represents less than $0.005 per share.
(e) Annualized.
(f) The Fund incurred interest expense during the fiscal year ended December 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40% (Class A), 2.15% (Class
    B), and 2.15% (Class C), respectively. For the six months ended June 30, 2007, interest expense was minimal.
(g) The Fund incurred dividend expense on securities sold short for the year ended December 31, 2003. If dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.43% (Class A), 2.18% (Class B), and 2.18% (Class C), respectively.

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of The Gabelli Value Fund Inc. (the "Fund"), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Board Members"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on February 22, 2007, the Independent Board Members, meeting in executive session with Fund counsel, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1. NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

2. INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. The Independent Board Members considered investment performance for the Fund over various periods of time as compared to the performance of such Fund's Lipper, Inc. peer group, and concluded that the Adviser was delivering satisfactory performance results over the long term consistent with the long-term investment strategies being pursued by the Fund.

3. COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

(A) COSTS OF SERVICES TO FUND: FEES AND EXPENSES. The Independent Board Members considered the Fund's management fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Agreement are much more extensive than those under the advisory agreements for non-fund clients.

(B) PROFITABILITY AND COSTS OF SERVICES TO ADVISER. The Independent Board Members considered the Adviser's overall profitability and costs and pro forma estimates of the Adviser's profitability and costs attributable to the Fund (i) as part of the Gabelli fund complex and (ii) assuming the Fund constituted the Adviser's only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4. EXTENT OF ECONOMIES OF SCALE AS FUND GROWS. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

5. WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist and concluded that it currently was reasonable.

6. OTHER RELEVANT CONSIDERATIONS.

(A) ADVISER PERSONNEL AND METHODS. The Independent Board Members considered the size, education, and experience of the Adviser's staff, the Adviser's fundamental research capabilities and the Adviser's approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(B) OTHER BENEFITS TO THE ADVISER. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members concluded that potential "fall-out" benefits that the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

CONCLUSIONS. In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                           THE GABELLI VALUE FUND INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                         Anthony R. Pustorino
CHAIRMAN AND CHIEF                            CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                             PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                         PACE UNIVERSITY

Anthony J. Colavita                           Werner J. Roeder, MD
ATTORNEY-AT-LAW                               MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                     LAWRENCE HOSPITAL

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH


                                    OFFICERS

Bruce N. Alpert                               James E. McKee
PRESIDENT                                     SECRETARY

Agnes Mullady                                 Peter D. Goldstein
TREASURER                                     CHIEF COMPLIANCE OFFICER


                                    CUSTODIAN
                             Bank of New York Mellon


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB409Q207SR

THE
GABELLI
VALUE
FUND
INC.



                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH





                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Value Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.